Business Combination and Recapitalization - Additional Information (Detail)			3 Months Ended			9 Months Ended
	Dec. 18, 2019 USD ($) $ / shares shares	Sep. 29, 2019 shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Mar. 31, 2019 shares	Jan. 31, 2019 shares	Dec. 31, 2018 shares
Business combination consideration | $	$ 420.9
Business acquisition price per share | $ / shares	$ 10.00
Per share price at closing | $ / shares	13.88
Business combination per share disclosed in fair value | $ / shares	$ 10.00
Business combination costs | $						$ 2.8
Common Stock, Shares, Issued					56,455,376	56,455,376	38,590,381	636,805	1,273,609
Common share, shares outstanding					54,655,376	54,655,376	38,590,381
Number of securities called by warrants or rights					5,750,000	5,750,000
Common Stock
Number of shares issued in business combination						3,500,000
Immunovant Sciences Ltd [Member]
Percentage of business acquisition	100.00%
Number of shares issued in business combination	42,080,376
Shares exchange ratio	0.48906624				0.48906624	0.48906624
Forecast [Member] | Common Stock
Earnout shares reserved for issuance			10,000,000	10,000,000
Maximum [Member] | Common Stock
Earnout shares reserved for issuance					20,000,000	20,000,000
Minimum [Member] | Forecast [Member] | Common Stock
Volume-weighted average price | $ / shares			$ 31.50	$ 17.50
General and Administrative Expense [Member]
Financial advisory fees | $					$ 2.3	$ 2.3
Sponsor [Member] | Restricted Stock [Member]
share based compensation, stock grant		1,800,000
Sponsor [Member] | Restricted Stock [Member] | Milestones [Member]
Restricted Share For Each Milestone		900,000
2018 Equity Incentive Plan [Member]
Number of options outstanding	4,408,287				4,188,301	4,188,301
Series A Preferred Stock [Member]
Number of shares issued in business combination	10,000					10,000